Share-based payments - Stock options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Weighted average share price for share options at date of exercise (in CAD per share)	$ 123.25	$ 107.09
Stock options
Disclosure of classes of share capital [line items]
Vesting period for stock options	4 years
Expiration period for stock options	10 years
Stock options | Class A subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issuance under the stock option plan (in shares)	15,353,015